CONVERTIBLE PROMISSORY NOTES (Tables) - Convertible Promissory Notes [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
SCHEDULE OF CONVERTIBLE PROMISSORY NOTES

The Company entered into convertible promissory notes as follows as of March 31, 2022 and December 31, 2021:

	2022	2021
Convertible note, at 8% interest, maturing December 23, 2022 convertible into common shares at $0.60 per share	$-	$112,500

Convertible note, at 8% interest, maturing December 23, 2022 convertible into common shares at $0.60 per share	-	112,500

Convertible note at 10% interest, maturing July 14, 2022 convertible into common shares at $3.15 per share ($300,000 original issue discount)	3,300,000	3,300,000

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	-	382,500

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($8,250 original issue discount)	-	420,750

Convertible note at 8% interest, maturing March 17, 2023 convertible into common shares at $1.00 per share ($20,000 original issue discount)	1,020,000	1,020,000

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1,00 per share ($9,750 original issue discount)	-	497,250

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($1,500 original issue discount)	-	76,500

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($3,000 original issue discount)	-	153,000

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	-	382,500

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	-	382,500

Convertible note at 8% interest, maturing June 30, 2023 convertible into common shares at $0.90 per share ($3,000 original issue discount)	-	153,000

Convertible note at 8% interest, maturing September 12, 2023 convertible into common shares at $0.60 per share ($6,000 original issue discount)	-	306,000
	4,320,000	7,299,000
Less: Discounts	(83,278)	(1,674,175)
Total	$4,236,722	$5,624,825

The Company entered into convertible promissory notes as follows as of December 31, 2021 and 2020:

	2021	2020
Convertible note, at 8% interest, maturing December 23, 2022 convertible into common shares at $0.60 per share	$112,500	$112,500

Convertible note, at 8% interest, maturing December 23, 2022 convertible into common shares at $0.60 per share	112,500	112,500

Convertible note at 10% interest, maturing July 14, 2022 convertible into common shares at $3.15 per share ($300,000 original issue discount)	3,300,000	-

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($8,250 original issue discount)	420,750	-

Convertible note at 8% interest, maturing March 17, 2023 convertible into common shares at $1.00 per share ($20,000 original issue discount)	1,020,000	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1,00 per share ($9,750 original issue discount)	497,250	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($1,500 original issue discount)	76,500	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($3,000 original issue discount)	153,000	-

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing June 30, 2023 convertible into common shares at $0.90 per share ($3,000 original issue discount)	153,000	-

Convertible note at 8% interest, maturing September 12, 2023 convertible into common shares at $0.60 per share ($6,000 original issue discount)	306,000	-
	7,299,000	225,000
Less: Discounts	(1,674,175)	(83,897)
Total	$5,624,825	$141,103

SCHEDULE OF MATURITIES OF CONVERTIBLE PROMISSORY NOTES	Maturities of convertible promissory notes for the next two years as of March 31 are as follows (with discount):
2023	$3,300,000
2024	1,020,000
$4,320,000
Maturities of convertible promissory notes for the next two years as of December 31 are as follows (with discount):
2022	$3,550,000
2023	3,749,000
$7,299,000